MET INVESTORS SERIES TRUST

SUPPLEMENT DATED NOVEMBER 21, 2012

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2012, AS AMENDED JUNE 6, 2012

LAZARD MID CAP PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the “Trust”) has approved a change of subadviser for the Lazard Mid Cap Portfolio (the “Portfolio”) from Lazard Asset Management LLC (“Lazard”) to Neuberger Berman Management LLC (“Neuberger Berman”) to be effective November 26, 2012, pursuant to a new subadvisory agreement between the Trust’s investment adviser, MetLife Advisers, LLC, and Neuberger Berman. Effective November 26, 2012, the name of the Portfolio will change to MLA Mid Cap Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Trust’s Statement of Additional Information (the “SAI”) will change to the Portfolio’s new name and references in the Portfolio’s SAI to Lazard will change to Neuberger Berman. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Lazard and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the SAI pertaining to the Portfolio are effective November 26, 2012:

In the subsection entitled “Investment Advisory and Other Services—The Subadvisers,” the information on page 92 of the SAI pertaining to the Portfolio is deleted in its entirety and replaced with the following:

Portfolio	Fee
MLA Mid Cap	0.500% of first $500 million of such assets plus 0.450% of such assets over $500 million up to $750 million plus 0.400% of such assets over $750 million

In the section entitled “Appendix A – Summary of Investment Strategies,” the information pertaining to the Portfolio’s investments strategies has been amended. Accordingly, the tables and corresponding footnotes on pages A-2, A-4, A-6 and A-9 of Appendix A are deleted in their entirety and replaced with the tables set forth below.

The first table on page A-2 of Appendix A is deleted in its entirety and replaced with the following:

	Asset Backed Securities	Bank Capital Securities	Bonds	Brady Bonds	Collateralized Obligations	Convertible Securities	Credit Default Swaps	Credit Linked Notes	Depositary Receipts(1)	Dollar Rolls	Event- Linked Bonds	Exchange Traded Grantor Trusts	Exchange- Traded Notes	Floaters
Goldman Sachs Mid Cap Value	Y	N	Y	N	N	Y	N	N	Y	N	N	N	Y	N
Harris Oakmark International	N	N	Y	N	N	Y	N	N	Y	N	N	N	N	N
Invesco Small Cap Growth	Y	Y	Y	N	Y	Y	Y	N	Y	Y	N	N	N	N
Janus Forty	Y	N	Y	Y	Y	Y	Y	N	Y	N	N	Y	Y	Y
MLA Mid Cap	Y-5%	N	Y	N	N	Y	N	N	Y	Y	N	N	N	N
Legg Mason ClearBridge Aggressive Growth	N	N	Y	N	N	Y	N	N	Y	N	N	N	N	Y
Loomis Sayles Global Markets	Y	Y	Y	Y	Y	Y	Y	Y-5%	Y	Y	N	N	Y	Y
Lord Abbett Bond Debenture	Y	Y	Y	N	N	Y	Y-15%	N	Y	Y	N	N	Y	Y
Lord Abbett Mid Cap Value	N	N	Y	N	N	Y	N	N	Y	N	N	N	Y	N
MFS® Emerging Markets Equity	N	Y	Y	Y	N	Y	N	N	Y	N	N	N	Y	N
MFS® Research International	N	Y	Y	Y	N	Y	N	N	Y	N	N	N	Y	N
MetLife Balanced Plus	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Morgan Stanley Mid Cap Growth	N	N	Y	N	N	Y	N	N	Y	N	N	N	N	N
PIMCO Inflation Protected Bond	Y	Y	Y	Y	Y	Y	Y	Y-5%	Y	Y	Y-5%	N	N	Y
PIMCO Total Return	Y	Y	Y	Y	Y	Y-10%	Y	Y-5%	Y	Y	Y-5%	N	N	Y
Pioneer Fund	N	N	Y	N	N	Y	N	N	Y	N	N	N	N	Y
Pioneer Strategic Income	Y	Y	Y	Y	Y	Y	Y-15%	Y	Y	Y	Y-5%	Y	Y	Y
Pyramis® Government Income	Y-15%	N	Y	N	Y-5%	Y-5%	Y-5%	Y-5%	N	Y-70%	N	N	Y	Y-40%

The table on page A-4 of Appendix A is deleted in its entirety and replaced with the following:

	Foreign Currency Transactions(3)	Foreign Securities		Forward Commitments, When-Issued and Delayed Delivery Securities	High Yield, High Risk Debt Securities		Hybrid Investments	Illiquid Securities or Non-Publicly Traded Securities	Inflation- Indexed Bonds	Indexed Securities	Interest Rate Transactions(4)	Investment Grade Corporate Debt Securities
BlackRock Global Tactical Strategies(2)	Y	Y	(9)	Y	Y		Y	Y-15%	Y-6%	Y	Y	Y
BlackRock High Yield	Y	Y-20%		Y-15%	Y		Y-5%	Y-15%	Y	Y	Y	Y
BlackRock Large Cap Core	Y	Y-10%		Y-15%	N		Y-5%	Y-15%	Y	Y	Y	Y
Clarion Global Real Estate	Y	Y		Y-15%	N		Y-5%	Y-15%	N	N	Y-5%	Y
Dreman Small Cap Value	Y	Y-10%		Y-5%	Y		N	Y-15%	N	N	N	Y
Met/Eaton Vance Floating Rate	Y	Y		Y	Y		Y	Y-15%	N	N	Y	Y
Met/Franklin Income	Y	Y-25%		Y	Y		N	Y-10%	Y	N	Y	Y
Met/Franklin Low Duration Total Return	Y	Y-25	% (5)	Y	Y-20	%(12)	Y	Y-15%	Y	Y	Y	Y
Met/Franklin Mutual Shares	Y	Y-35%		Y	Y		Y-15%	Y-15%	Y	N	Y	Y
Goldman Sachs Mid Cap Value	Y	Y-25%		Y	N		Y-5%	Y-15%	N	N	N	Y-20%
Harris Oakmark International	Y	Y		Y	N		N	Y-15%	N	N	N	N
Invesco Small Cap Growth	Y	Y-25%		Y-25%	N		Y-5%	Y-15%	N	Y	N	Y
Janus Forty	Y	Y	(6)	Y-15%	Y-35%		Y-5%	Y-15%	Y	Y	Y	Y
MLA Mid Cap	Y	Y-25%		Y-25%	N		Y-5%	Y-15%	N	N	N	Y
Legg Mason ClearBridge Aggressive Growth	Y	Y-25%		N	N		N	Y-15%	N	N	N	Y
Loomis Sayles Global Markets	Y	Y		Y	Y		Y-5%	Y-15%	Y	N	Y	Y
Lord Abbett Bond Debenture	Y	Y-20	%(7)	Y-15%	Y		N	Y-15%	N	N	Y	Y
Lord Abbett Mid Cap Value	Y	Y-10	%(7)	Y-15%	N		N	Y-15%	N	N	N	Y
MFS® Emerging Markets Equity	Y	Y		Y-15%	Y-10%		N	Y-15%	N	Y	N	Y
MFS® Research International	Y	Y	(8)	Y-15%	Y-10%		N	Y-15%	N	Y	N	Y
MetLife Balanced Plus	Y	Y		Y	Y		Y	Y-15%	Y	Y	Y	Y

The table on page A-6 of Appendix A is deleted in its entirety and replaced with the following:

	Money Market Securities	Mortgage- Backed Securities	Mortgage Dollar Roll Transactions	Municipal Fixed Income Securities	Options and Futures Strategies(14)		Other Investment Companies	Preferred Stocks	Real Estate Investments	Repurchase Agreements	Reverse Repurchase Agreements
AQR Global Risk Balanced	Y	N	N	N	Y		Y	N	N	Y	Y
AllianceBernstein Global Dynamic Allocation	Y	Y	Y	Y	Y		Y	Y	Y-10%	Y	Y
American Funds® Bond	N	N	N	N	N		Y	N	N	Y	N
American Funds® Growth	N	N	N	N	N		Y	N	N	Y	N
American Funds® International	N	N	N	N	N		Y	N	N	Y	N
BlackRock Global Tactical Strategies(2)	Y	Y	Y	Y	Y		Y	Y	Y-6%	Y	Y
BlackRock High Yield	Y	Y	Y	Y	Y-10%		Y	Y	Y	Y	Y
BlackRock Large Cap Core	Y	N	N	N	Y-10%		Y	Y	Y	Y	Y
Clarion Global Real Estate	Y	N	N	N	Y-5%		Y	Y	Y	Y	N
Dreman Small Cap Value	Y	N	N	N	Y-10%		Y	Y	Y-15%	Y	Y
Met/Eaton Vance Floating Rate	Y	Y	N	N	Y		N	Y	Y	Y	N
Met/Franklin Income	Y	Y	Y	Y	Y		Y	Y	Y-10%	Y	N
Met/Franklin Low Duration Total Return	Y	Y	Y	Y-25%	Y		Y	Y	N	Y	N
Met/Franklin Mutual Shares	Y	Y	N	N	Y		Y	Y	Y-15%	Y	N
Goldman Sachs Mid Cap Value	Y	Y	N	N	Y		Y	Y	Y	Y-15%	N
Harris Oakmark International	Y	N	N	N	Y-5%		Y	Y	N	Y	N
Invesco Small Cap Growth	Y	Y	Y	N	Y-5	%(15)	Y	Y	Y-15%	Y	Y
Janus Forty	Y	Y	N	N	Y-10%		Y	Y	Y-5%	Y	Y
MLA Mid Cap	Y	N	Y	N	Y-5%		Y	Y	Y-15%	Y	Y
Legg Mason ClearBridge Aggressive Growth	Y	N	N	N	Y-5%		Y	N	N	Y	N
Loomis Sayles Global Markets	Y	Y	Y	Y	Y		Y	Y	Y-15%	Y	Y

The table on page A-9 of Appendix A is deleted in its entirety and replaced with the following:

	Rights and Warrants		Securities Loans(16)	Senior Loans and Other Direct Indebtedness	Short Sales(17)	Standby Commitment Agreements	Structured Notes	Swaps(18)	Trade Claims	U.S. Government Securities	Zero Coupon, Deferred Interest and PIK Bonds
Met/Franklin Income	Y		Y	Y-10%	N	Y	Y	Y	Y	Y	Y
Met/Franklin Low Duration Total Return	Y		Y	Y	Y	Y	Y	Y	Y	Y	Y
Met/Franklin Mutual Shares	Y		Y	Y	Y	Y	N	Y	Y	Y	Y
Goldman Sachs Mid Cap Value	Y		Y	N	Y	N	Y	N	N	Y	Y
Harris Oakmark International	Y		Y	N	N	N	N	N	N	Y	N
Invesco Small Cap Growth	Y		Y	N	Y	Y	N	Y	Y	Y	N
Janus Forty	Y		Y	Y	Y	N	Y	Y	N	Y	Y
MLA Mid Cap	Y		Y	N	N	N	N	N	N	Y	N
Legg Mason ClearBridge Aggressive Growth	Y	(19)	Y	N	N	N	N	N	N	Y	N
Loomis Sayles Global Markets	Y		Y	Y	Y	Y	Y	Y	Y	Y	Y
Lord Abbett Bond Debenture	Y	(19)	Y	Y	N	Y	Y	Y	N	Y	Y
Lord Abbett Mid Cap Value	Y	(19)	Y	N	N	Y	N	Y	N	Y	N
MFS® Emerging Markets Equity	Y		Y	N	Y	Y	Y	Y	Y	Y	Y
MFS® Research International	Y		Y	N	Y	Y	Y	Y	Y	Y	Y
MetLife Balanced Plus	Y		Y	Y	Y	Y	Y	Y	Y	Y	Y
Morgan Stanley Mid Cap Growth	Y		Y	N	N	N	N	N	N	Y	N
PIMCO Inflation Protected Bond	Y-5%		Y	Y	Y	Y	Y	Y	Y	Y	Y
PIMCO Total Return	Y-5%		Y	Y	Y	Y	Y	Y	Y	Y	Y
Pioneer Fund	Y		Y	Y	N	N	N	Y	N	Y	Y
Pioneer Strategic Income	Y		Y	Y-15%	Y	Y	Y	Y	Y	Y	Y
Pyramis® Government Income	N		N	N	Y	N	N	Y-50%	N	Y	Y-25%
RCM Technology	Y		Y	N	Y	N	N	Y	N	Y	N

*        *        *

In the section entitled “Appendix C – Proxy Voting Policies,” the proxy voting policy of Lazard is deleted and replaced in its entirety with the following:

Neuberger Berman Management LLC Proxy Voting Policy Summary

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman’s voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman’s guidelines adopt the voting recommendations of Glass Lewis. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

*        *        *

In the section entitled “Appendix D – Portfolio Managers,” the information concerning the portfolio managers of the Portfolio is deleted and replaced in its entirety with the following:

MLA Mid Cap Portfolio

Other Accounts Managed

Name of Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Judith M. Vale	Registered Investment Companies	2	$11,372,600,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	32	$2,787,400,000	0	N/A
Robert W. D’Alelio	Registered Investment Companies	2	$11,372,600,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	32	$2,787,400,000	0	N/A
Michael L. Bowyer	Registered Investment Companies	2	$11,372,600,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	32	$2,787,400,000	0	N/A
Brett S. Reiner	Registered Investment Companies	2	$11,372,600,000	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	32	$2,787,400,000	0	N/A

Material Conflicts of Interest

While the portfolio managers’ management of other accounts may give rise to the conflicts of interest discussed below, Neuberger Berman believes that it has designed policies and procedures to appropriately address those conflicts. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Portfolio and the management of other accounts, which might have similar investment objectives or strategies as the Portfolio or track the same index the Portfolio tracks. Other accounts managed by the portfolio managers may hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolio.

As a result of the portfolio manager’s day-to-day management of the Portfolio, the portfolio managers know the size, timing and possible market impact of the Portfolio’s trades. While it is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Portfolio, Neuberger Berman has policies and procedures to address such a conflict.

From time to time, a particular investment opportunity may be suitable for both the Portfolio and other types of accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Portfolio and another account. Neuberger Berman has adopted policies and procedures reasonably designed to fairly allocate investment opportunities. Typically, when the Portfolio and one or more of the other Neuberger Berman funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties, transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds and accounts involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio’s ability to participate in volume transactions may produce better executions for it.

Compensation

Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for Portfolio Managers consists of fixed and variable compensation but is more heavily weighted on the variable portion of total compensation and reflects individual performance, overall contribution to the team, collaboration with colleagues across Neuberger Berman and, most importantly, overall investment performance. In particular, the bonus for a Portfolio Manager is determined by using a formula. In addition, the bonus may or may not contain a discretionary component. If applicable, the discretionary component is determined on the basis of a variety of criteria including investment performance (including the pre-tax three year track record in order to emphasize long-term performance), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. In addition, compensation of portfolio managers at other comparable firms is considered, with an eye toward remaining competitive with the market.

Incentive Structure

As a firm, Neuberger Berman believes that providing its employees with appropriate incentives, a positive work environment and an inclusive and collaborative culture is critical to its success in retaining employees.

The terms of its long-term retention incentives are as follows:

•

Employee-Owned Equity. An integral part of the management buyout of Neuberger Berman was the implementation of an equity ownership structure which embodies the importance of incentivizing and retaining key investment professionals. Investment professionals have received a majority of the common equity owned by all employees, and the same proportion of the preferred interests owned by employees.

•	Employee equity and preferred stock will be subject to vesting (generally 25% vests each year at the 2nd, 3rd, 4th and 5th anniversaries of the grant).

•

Contingent Compensation. Neuberger Berman established the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, a percentage of a participant’s total compensation is contingent and tied to the performance of a portfolio of Neuberger Berman’s investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation be tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. Subject to satisfaction of certain conditions of the CCP (including conditions relating to continued employment), contingent amounts under the 2009 and 2010 CCP will vest 50% after two years and 50% after three years. The contingent amounts under the 2011 CCP will vest in 1/3 increments each year over a three year period. Neuberger Berman determines annually which employees participate in the program based on total compensation for the applicable year.

•

Restrictive Covenants. Select senior professionals who have received equity grants have agreed torestrictive covenants which may include non-compete and non-solicit restrictions depending on participation.

Ownership of Securities

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Judith M. Vale	X
Robert W. D’Alelio	X
Michael L. Bowyer	X
Brett S. Reiner	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE